Derivative Financial Instruments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Losses recognized in other comprehensive loss (effective portion)	$ 0.0	$ (4.0)
Change in accumulated other comprehensive loss	0.6	(32.5)
Cash Flow Hedging [Member] | Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	0.0	29.1
Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	(0.6)	(0.6)
Losses recognized in interest expense (ineffective portion)	$ 0.0	$ (0.1)